CONSOLIDATED BALANCE SHEETS ¥ in Thousands, $ in Thousands	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Current assets:
Cash and cash equivalents	¥ 603,523	$ 85,004	¥ 673,669
Restricted cash	20,025	2,820	43,122
Short-term investments measured at fair value	50,143	7,062	205,861
Accounts receivable, net of allowance of credit loss of RMB3,630 and RMB4,282 as of December 31, 2022 and 2023, respectively	536,823	75,610	488,875
Notes receivable	77,598	10,929	43,332
Inventories	1,419,396	199,918	1,498,900
Prepayments and other current assets	225,823	31,807	282,066
Total current assets	2,933,331	413,150	3,235,825
Property and equipment, net	34,340	4,837	48,497
Intangible assets, net	2,256	318	3,267
Long-term investments	2,000	282	2,000
Operating lease right-of-use assets	103,799	14,621	163,877
Other non-current assets	13,310	1,875	20,348
Total assets	3,089,036	435,083	3,473,814
Current liabilities including amounts of the consolidated VIE without recourse to the Company (Note 2(b)):
Short-term borrowings	338,075	47,617	178,990
Accounts payable	1,588,693	223,763	1,764,849
Accrued expenses and other current liabilities	818,295	115,255	781,271
Total current liabilities	2,745,063	386,635	2,725,110
Long-term operating lease liabilities	62,624	8,820	100,469
Other non-current liabilities	5,245	739
Total liabilities	2,812,932	396,194	2,825,579
Commitments and contingencies
MEZZANINE EQUITY
Redeemable non-controlling interests	870,825	122,653	1,056,939
SHAREHOLDERS' DEFICIT
Treasury shares (2,330,620 and 333,000 shares as of December 31, 2022 and 2023)	(5,887)	(829)	(40,859)
Additional paid-in capital	3,169,114	446,360	2,977,174
Accumulated deficit	(3,819,249)	(537,930)	(3,426,556)
Accumulated other comprehensive income	72,514	10,214	75,586
Total 111, Inc.' deficit	(583,451)	(82,177)	(414,599)
Non-controlling interests	(11,270)	(1,587)	5,895
Total deficit	(594,721)	(83,764)	(408,704)
Total liabilities, mezzanine equity and equity	3,089,036	435,083	3,473,814
Ordinary shares Class A
SHAREHOLDERS' DEFICIT
Ordinary shares, value	32	5	31
Ordinary shares Class B
SHAREHOLDERS' DEFICIT
Ordinary shares, value	¥ 25	$ 3	¥ 25